Other Income (Loss), Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other income	$ 63	$ 532
Decommissioning Liabilities	$ 4,155	3,559	$ 3,906
Site Rehabilitation Program
Disclosure of attribution of expenses by nature to their function [line items]
Decommissioning Liabilities		65
2018 Atlantic Region Incident
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds		$ 328